Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 241,459	¥ 255,947
Long term debt, Fair value	¥ 252,220	¥ 267,157